Financial instruments - Carrying amounts of lease liabilities and the movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Amount beginning of the year	€ 176,823	€ 150,437
Foreign currency Translation	(958)	(923)
Additions	33,975	38,784
Business combination		3,962
Disposals	(4,086)	(232)
Accretion of interest	5,831	3,841	€ 3,728
Payments	(22,446)	(19,046)
Amount end of the year	€ 189,140	€ 176,823	€ 150,437